OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS
Contract assets	$ 247.2	$ 221.5
Audiovisual Content	195.3	174.0
Contract costs	148.2	112.2
Other	177.2	74.8
Total other assets	$ 767.9	$ 582.5